Cover	Nov. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2021
Entity File Number	000-56157
Entity Registrant Name	Achison Inc
Entity Central Index Key	0001672571
Entity Tax Identification Number	47-2643986
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	135-22 Northern Blvd
Entity Address, Address Line Two	2nd Fl
Entity Address, City or Town	Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	917
Local Phone Number	470-5393
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false